Asset Retirement Obligation (Change in ARO) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in ARO
Balance, January 1	$ 178	$ 185
Additions	1	10
Liabilities settled	(13)	(25)
Accretion included in depreciation expense	10	9
Accretion deferred to regulatory asset (included in property, plant and equipment)	(2)	(3)
Other	1	1
Change in foreign exchange rate	(1)	1
Balance, December 31	$ 174	$ 178